FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 5,892	$ 6,021
Fair value	5,892	5,937
Financial liabilities	64,238	62,047
Financial liabilities, at fair value	64,457	62,227
Amortized cost | Borrowing
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	55,281	54,717
Financial liabilities, at fair value	55,500	54,897
Amortized cost | Borrowing | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	0	380
Amortized cost | Capital securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,936	2,170
Financial liabilities, at fair value	1,936	2,170
Amortized cost | Accounts payable and other liabilities | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4	16
FVTPL | Capital securities - fund subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	870	863
Financial liabilities, at fair value	870	863
Derivatives | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	304	272
Financial liabilities, at fair value	304	272
Derivatives | FVTPL | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	155	416
Financial liabilities, at fair value	155	416
Accounts payable | Amortized cost | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	533	437
Financial liabilities, at fair value	533	437
Accounts payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,932	2,110
Financial liabilities, at fair value	1,932	2,110
Loans and notes payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,227	1,062
Financial liabilities, at fair value	3,227	1,062
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	256	216
Fair value	256	216
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	350	241
Fair value	350	241
Amortized cost | Accounts receivable and other assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	322	292
Fair value	322	292
Amortized cost | Accounts receivable and other assets | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	577	758
Fair value	577	674
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,302	2,473
Fair value	2,302	2,473
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,760	1,612
Fair value	1,760	1,612
FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	142	72
Fair value	142	72
FVTPL | Accounts receivable and other assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	107
Fair value	0	107
FVTPL | Accounts receivable and other assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	69	164
Fair value	69	164
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	114	86
Fair value	114	86
Loans and receivables, category | Accounts receivable and other assets | Other Receivables | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 12	$ 5